Investment Objectives and Goals	Aug. 31, 2025
MFS Blended Research Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Emerging Markets Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® International Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Global New Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global New Discovery Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Mid Cap Growth Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® U.S. Government Money Market Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.